Leases - Navios Holdings Future Revenue for Chartered-Out Vessels, Barges, Pushboats and for Logistics Business (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Dry bulk vessels
Property Subject To Or Available For Operating Lease [Line Items]
2015	$ 40,693
2016	11,124
2017	10,715
2018	10,715
2019	10,715
2020 and thereafter	9,893
Total minimum revenue, net of commissions	93,855
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
2015	166,311
2016	107,440
2017	43,392
2018	23,354
2019	22,515
2020 and thereafter	11,087
Total minimum revenue, net of commissions	$ 374,099